Restricted net assets (Details Narrative) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Minimum portion of after tax profit to be allocated to general reserve under PRC law	10.00%
Minimum portion of after tax profit to be allocated to general reserve under PRC law	50.00%
Restricted net assets	¥ 51,968,000	¥ 51,762,000
Restricted net assets, percent	5.00%	5.00%